T. ROWE PRICE LARGE-CAP VALUE FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 97.4%
COMMUNICATION SERVICES 5.3%
Diversified Telecommunication Services 1.3%
Verizon Communications	584,619	34,779
		34,779
Entertainment 1.0%
Walt Disney	226,215	28,069
		28,069
Media 3.0%
Fox, Class B	884,070	24,727
Comcast, Class A	796,145	36,830
News, Class A	1,575,789	22,092
		83,649
Total Communication Services		146,497
CONSUMER DISCRETIONARY 2.6%
Auto Components 0.9%
Magna International (1)	549,955	25,160
		25,160
Hotels, Restaurants & Leisure 0.6%
Las Vegas Sands	362,956	16,936
		16,936
Multiline Retail 0.1%
Kohl's	89,499	1,658
		1,658
Specialty Retail 1.0%
TJX	527,800	29,372
		29,372
Total Consumer Discretionary		73,126
CONSUMER STAPLES 9.1%
Beverages 1.5%
Coca-Cola	438,900	21,668

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LARGE-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)

PepsiCo	140,170	19,428
		41,096
Food & Staples Retailing 1.1%
Walmart	218,072	30,511
		30,511
Food Products 3.9%
Bunge	512,519	23,422
Conagra Brands	1,001,222	35,753
Tyson Foods, Class A	836,729	49,769
		108,944
Household Products 1.0%
Kimberly-Clark	197,416	29,150
		29,150
Tobacco 1.6%
Philip Morris International	609,263	45,689
		45,689
Total Consumer Staples		255,390
ENERGY 6.4%

Energy Equipment & Services 0.4%
Schlumberger	715,700	11,136
		11,136
Oil, Gas & Consumable Fuels 6.0%
ConocoPhillips	533,100	17,507
Enbridge	528,300	15,427
Exxon Mobil	786,840	27,012
Pioneer Natural Resources	215,802	18,557
TC Energy	780,469	32,795
TOTAL, ADR	1,668,339	57,224
		168,522
Total Energy		179,658
FINANCIALS 19.4%

Banks 6.4%
Bank of America	904,700	21,794
Fifth Third Bancorp	2,160,558	46,063

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LARGE-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)

JPMorgan Chase	359,430	34,603
Signature Bank	174,265	14,462
Wells Fargo	2,680,783	63,025
		179,947
Capital Markets 4.8%
Charles Schwab	725,700	26,292
Morgan Stanley	1,668,891	80,691
State Street	445,227	26,415
		133,398
Consumer Finance 0.4%
Capital One Financial	158,740	11,407
		11,407
Diversified Financial Services 0.8%
Equitable Holdings	1,147,407	20,929
		20,929
Insurance 7.0%
American International Group	1,897,418	52,236
Chubb	538,393	62,518
Marsh & McLennan	325,613	37,348
MetLife	1,194,772	44,410
		196,512
Total Financials		542,193
HEALTH CARE 16.1%

Biotechnology 2.1%
AbbVie	457,755	40,095
Gilead Sciences	294,493	18,609
		58,704
Health Care Equipment & Supplies 6.2%
Becton Dickinson & Company	186,242	43,335
Hologic (2)	589,616	39,192
Medtronic	591,352	61,453
Zimmer Biomet Holdings	222,265	30,259
		174,239

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LARGE-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)

Health Care Providers & Services 1.4%
CVS Health	677,156	39,546
		39,546
Life Sciences Tools & Services 0.9%
Thermo Fisher Scientific	53,750	23,732
		23,732
Pharmaceuticals 5.5%
Elanco Animal Health (2)	826,500	23,084
Johnson & Johnson	365,586	54,428
Merck	209,746	17,398
Perrigo	444,151	20,391
Pfizer	1,028,978	37,764
		153,065
Total Health Care		449,286
INDUSTRIALS & BUSINESS SERVICES 12.0%
Aerospace & Defense 0.9%
Boeing	156,835	25,919
		25,919
Air Freight & Logistics 3.1%
United Parcel Service, Class B	523,935	87,303
		87,303
Airlines 0.8%
Southwest Airlines	593,277	22,248
		22,248
Building Products 0.8%
Fortune Brands Home & Security	256,153	22,162
		22,162
Commercial Services & Supplies 0.6%
Stericycle (2)	258,909	16,327
		16,327
Electrical Equipment 0.6%
Rockwell Automation	81,800	18,052
		18,052

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LARGE-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)

Industrial Conglomerates 2.3%
General Electric	10,132,511	63,125
		63,125
Machinery 2.4%
Caterpillar	106,500	15,885
Cummins	118,400	25,001
Illinois Tool Works	134,175	25,924
		66,810
Professional Services 0.5%
Nielsen Holdings	949,299	13,461
		13,461
Total Industrials & Business Services		335,407
INFORMATION TECHNOLOGY 11.8%
Communications Equipment 1.5%
Cisco Systems	1,069,810	42,140
		42,140
Electronic Equipment, Instruments & Components 0.9%
TE Connectivity	251,865	24,617
		24,617
Semiconductors & Semiconductor Equipment 6.8%
Applied Materials	832,940	49,518
NXP Semiconductors	153,112	19,110
QUALCOMM	670,854	78,946
Texas Instruments	310,127	44,283
		191,857
Software 2.6%
Microsoft	341,356	71,798
		71,798
Total Information Technology		330,412
MATERIALS 4.7%
Chemicals 3.0%
CF Industries Holdings	833,123	25,585

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LARGE-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
DuPont de Nemours	1,046,929	58,084
		83,669
Containers & Packaging 1.7%
International Paper	1,182,859	47,953
		47,953
Total Materials		131,622
REAL ESTATE 3.0%
Equity Real Estate Investment Trusts 3.0%
Weyerhaeuser, REIT	1,988,300	56,707
SL Green Realty, REIT (1)	375,394	17,407
Welltower, REIT	174,100	9,591
Total Real Estate		83,705
UTILITIES 7.0%
Electric Utilities 5.5%
Edison International	624,926	31,771
NextEra Energy	162,636	45,141
Southern	1,403,447	76,095
		153,007
Multi-Utilities 1.5%
Ameren	316,578	25,035
Sempra Energy	146,472	17,337
		42,372
Total Utilities		195,379
Total Common Stocks (Cost $2,372,094)		2,722,675

CONVERTIBLE PREFERRED STOCKS 1.5%
HEALTH CARE 0.3%
Health Care Equipment & Supplies 0.3%
Becton Dickinson & Company, Series B, 6.00%, 6/1/23 (1)	143,351	7,543
		7,543

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LARGE-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
Pharmaceuticals 0.0%
Elanco Animal Health, 5.00%, 2/1/23	21,431	946
		946
Total Health Care		8,489
UTILITIES 1.2%
Electric Utilities 0.4%
Southern, Series A, 6.75%, 8/1/22	253,761	11,656
		11,656
Multi-Utilities 0.8%
Sempra Energy, Series A, 6.00%, 1/15/21	182,920	18,110
Sempra Energy, Series B, 6.75%, 7/15/21 (1)	44,992	4,361
		22,471
Total Utilities		34,127
Total Convertible Preferred Stocks (Cost $43,627)		42,616

SHORT-TERM INVESTMENTS 0.9%
MONEY MARKET FUNDS 0.9%
T. Rowe Price Government Reserve Fund, 0.09% (3)(4)	23,776,345	23,776
Total Short-Term Investments (Cost $23,776)		23,776

SECURITIES LENDING COLLATERAL 1.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.1%
Short-Term Funds 1.1%
T. Rowe Price Short-Term Fund, 0.13% (3)(4)	3,181,229	31,812
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		31,812
Total Securities Lending Collateral (Cost $31,812)		31,812

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LARGE-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)

Total Investments in Securities 100.9%
(Cost $2,471,309)		$2,820,879
Other Assets Less Liabilities (0.9)%		(26,292)
Net Assets 100.0%		$2,794,587

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this security is on loan at September 30, 2020.
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LARGE-CAP VALUE FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$227
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$227+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	9/30/20
T. Rowe Price Government
Reserve Fund	$74,703		¤	¤ $	23,776
T. Rowe Price Short-Term
Fund	41,627		¤	¤	31,812
Total					$55,588^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $227 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $55,588.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LARGE-CAP VALUE FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Large-Cap Value Fund (the fund), formerly the Institutional Large-Cap Value Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE LARGE-CAP VALUE FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$2,722,675$	— $	— $	2,722,675
Convertible Preferred Stocks	—	42,616	—	42,616
Short-Term Investments	23,776	—	—	23,776
Securities Lending Collateral	31,812	—	—	31,812
Total	$2,778,263$	42,616$	— $	2,820,879